Schedule of Inventory (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 21,934	$ 18,580	$ 31,233
Work in progress	30,174	1,464	81,182
Finished goods	316,100	80,858	108,246
Inventory gross	368,208	100,902	220,661
Less obsolescence	(55,472)	(46,749)	(22,066)
Total inventory	$ 312,736	$ 54,153	$ 198,595